Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Palomar Holdings, Inc.
Entity Central Index Key	0001761312
Entity Emerging Growth Company	false
Entity File Number	001-38873
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-3972551
Entity Address, Address Line One	7979 Ivanhoe Avenue, Suite 500
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	619
Local Phone Number	567-5290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLMR
Security Exchange Name	NASDAQ